Taxation (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Taxation [Line Items]
Income tax expense benefit	¥ 12,045	$ 1,681	¥ 6,063
Hong Kong [Member] | Youlife International Holdings Inc [Member]
Taxation [Line Items]
Income tax rate percentage	16.50%	16.50%
PRC [Member] | Youlife International Holdings Inc [Member]
Taxation [Line Items]
Income tax rate percentage	25.00%	25.00%
Preferential corporate income tax rate				5.00%	2.50%
PRC [Member] | High and New Technology Enterprise [Member]
Taxation [Line Items]
Preferential corporate income tax rate				15.00%	15.00%